FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income:
Non-cash financial income	$ 0	$ 0	$ 1,171
Financial expense:
Interest on leases	(644)	(592)	(624)
Loss on extinguishment on old loan	(9,999)	0	0
Penalty for early settlement of term loan	0	0	(905)
Cash interest payable on senior secured term loan	0	(6,293)	(7,289)
Cash interest payable on convertible note	(300)	(300)	(300)
Cash interest on exchangeable notes	(8)	(8)	(8)
Cash interest payable on PPP loans	221	(338)	0
Non-cash interest on senior secured term loan	(2,646)	(2,355)	(1,131)
Non-cash interest on convertible note	(929)	(859)	(796)
Non-cash financial expense	(202)	(1,172)	0
Unwinding of discount on deferred contingent consideration	(87)	(53)	0
Capitalisation of borrowing costs	2,899	2,085	0
Non-cash loan modification gain	1,706	3,567	0
Payment-in-kind (PIK) Interest	(11,399)	(3,247)	0
Financial expenses	(21,388)	(9,565)	(11,053)
Net financing expense	$ (21,388)	$ (9,565)	$ (9,882)